Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8 — PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2024 and 2023, property, plant and equipment, net consisted of the following:

	As of December 31,
	2024	2023
Buildings	$2,649,902	$2,617,084
Construction in process	702,746	1,222,508
Plant and machinery	4,505,039	3,571,768
Furniture and fixture	793,664	680,159
Computers and office equipment	146,161	137,276
Motor vehicles	880,923	716,746
Total property plant and equipment, at cost	9,678,435	8,945,541
Less: accumulated depreciation	(4,554,003)	(4,287,474)
Total property, plant and equipment, net	$5,124,432	$4,658,067

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 were $460,494, $449,678 and $411,868, respectively.

As of December 31, 2024 and 2023, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank loans by the Company are shown in Note 11.